Long-Term Debt (Narrative III)	12 Months Ended
Dec. 31, 2024
Long-term Debt Narrative Iii
Long-Term Debt (Narrative III)

12. Long-Term Debt (continued)

o) $14.7 Million Sale and Leaseback agreement - Neptune Maritime Leasing

On May 12, 2021, the Company entered into a $14,735 sale and leaseback agreement with Neptune Maritime Leasing (“Neptune”) to finance the acquisition of GSL Violetta delivered in April 2021. The Company had a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transaction had been accounted for as a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. In May 2021, the Company drew $14,735 under this agreement.

The sale and leaseback agreement was repayable in 15 equal consecutive quarterly instalments of $793.87 each and four equal consecutive quarterly instalments of $469.12 with a repurchase obligation of $950 on the last repayment date.

The sale and leaseback agreement matured in February 2026 and bore interest at SOFR plus a margin of 4.64% per annum payable quarterly in arrears.

On September 12, 2024, the Company used a portion of the net proceeds from the 2024 Senior Secured Term Loan Facility entered on August 7, 2024, to fully prepay the amount of $4,414 under this facility.

As of December 31, 2024, the outstanding balance of this sale and leaseback agreement was $nil.

p) $236.2 Million Senior secured loan facility with Hayfin Capital Management, LLP

On January 7, 2021, the Company entered into the New Hayfin Credit Facility amounting to $236,200, and on January 19, 2021, the Company drew down the full amount under this facility. The proceeds from the New Hayfin Credit Facility, along with cash on hand, were used to optionally redeem in full the outstanding 2022 Notes on January 20, 2021. The New Hayfin Credit Facility matured in January 2026 and bore interest at a rate of LIBOR plus a margin of 7.00% per annum. It was repayable in twenty quarterly instalments of $6,560, along with a balloon payment at maturity. The New Hayfin Credit Facility was secured by, among other things, first priority ship mortgages over 21 of the Company’s vessels, assignments of earnings and insurances of the mortgaged vessels, pledges over certain bank accounts, as well as share pledges over the equity interests of each mortgaged vessel-owning subsidiary. On June 30, 2021, due to the sale of La Tour, the Company additionally repaid $5,831, and the vessel was released as collateral under the Company’s New Hayfin Credit Facility. On June 16, 2022, the Company used a portion of the proceeds from the private placement for the full prepayment of the remaining outstanding balance $197,569 plus a prepayment fee of $11,229.

As of December 31, 2024, the outstanding balance of this facility was $nil.

q) Redemption of 8.00% Senior Unsecured Notes due 2024

On November 19, 2019, the Company completed the sale of $27,500 aggregate principal amount of its 8.00% Senior Unsecured Notes (the “2024 Notes”) which matured on December 31, 2024. On November 27, 2019, the Company sold an additional $4,125 of 2024 Notes, pursuant the underwriter’s option to purchase such additional 2024 Notes. Interest on the 2024 Notes was payable on the last day of February, May, August and November of each year commencing on February 29, 2020.

The Company had the option to redeem the 2024 Notes for cash, in whole or in part, at any time (i) on or after December 31, 2021 and prior to December 31, 2022, at a price equal to 102% of the principal amount, (ii) on or after December 31, 2022 and prior to December 31, 2023, at a price equal to 101% of the principal amount and (iii) on or after December 31, 2023 and prior to maturity, at a price equal to 100% of the principal amount.

On November 27, 2019, the Company entered into an “At Market Issuance Sales Agreement” with B. Riley FBR, Inc. (the “Agent”) under which and in accordance with the Company’s instructions, the Agent could offer and sell from time to time newly issued 2024 Notes.

In July 2021, the Company agreed to purchase the Twelve Vessels for an aggregate purchase price of $233,890, part of which was financed by the issuance of $35,000 2024 Notes to the sellers. The remaining purchase price was financed by cash on hand and a new syndicated credit facility for a total of $140,000 (see note 12f).

12. Long-Term Debt (continued)

q) Redemption of 8.00% Senior Unsecured Notes due 2024 (continued)

On April 5, 2022, the Company completed the partial redemption of $28,500 aggregate principal amount of the Notes (the “Redeemed Notes”) at a redemption price equal to 102.00% of the principal amount thereof plus accrued and unpaid interest. Upon completion of the redemption the outstanding aggregate principal amount of the 2024 Notes was $89,020. On July 15, 2022, the 2024 Notes were fully repaid by the Company using a portion of the net proceeds from the private placement of $350,000 aggregate principal amount of its 2027 Secured Notes, pursuant to a note purchase agreement, dated June 14, 2022. Total loss on redemption was $2,350 and was recorded within the Consolidated Statements of Income for the year ended December 31, 2022, in line “Interest and other finance expenses”.

As of December 31, 2024, the outstanding aggregate principal amount of the 2024 notes was $nil.

r) $38.5 Million Blue Ocean Junior Credit Facility

On September 19, 2019, the Company entered into a refinancing agreement with Blue Ocean Income Fund LP, Blue Ocean Onshore Fund LP, and Blue Ocean Investments SPC Blue, holders of the outstanding debt of $38,500 relevant to the previous Blue Ocean Credit Facility in order to refinance that existing facility with the only substantive change being to extend maturity at the same date with the Syndicated Senior Secured Credit Facility.

The Company fully drew down the facility on September 23, 2019, and it was scheduled to be repaid in a single instalment on the termination date which fell on September 24, 2024. This facility bore interest at 10.00% per annum.

During the year ended December 31, 2021, the Company used a portion of the net proceeds from the at-the-market issuance programs to prepay an amount of $12,295 under this facility plus a prepayment fee of $1,618.

On January 19, 2022, the Company used a portion of the net proceeds from the new facility agreement entered on December 30, 2021, with E.SUN, MICB, Cathay, Taishin, to fully prepay the amount of $26,205 under this facility, plus a prepayment fee of $3,968.

As of December 31, 2024, the outstanding balance of this facility was $nil.

s) $59.0 Million Hellenic Bank Credit Facility

On May 23, 2019, the Company entered into a facility agreement with Hellenic Bank for an amount up to $37,000. Borrowings under the Hellenic Bank Facility were available in tranches and were used in connection with the acquisition of the vessels GSL Eleni, GSL Grania and GSL Kalliopi.

An initial tranche of $13,000 was drawn on May 24, 2019, in connection with the acquisition of the GSL Eleni. The Facility was repayable in 20 equal quarterly instalments of $450 each with a final balloon of $4,000 payable together with the final instalment.

A second tranche of $12,000 was drawn on September 4, 2019, in connection with the acquisition of GSL Grania. The Facility was repayable in 20 equal quarterly instalments of $400 each with a final balloon of $4,000 payable together with the final instalment.

The third tranche of $12,000 was drawn on October 3, 2019, in connection with the acquisition of GSL Kalliopi. The Facility was repayable in 20 equal quarterly instalments of $400 each with a final balloon of $4,000 payable together with the final instalment.

On December 10, 2019, the Company entered into an amended and restated loan agreement with Hellenic Bank for an additional facility of amount $22,000 that was to be borrowed in two tranches and to be used in connection with the acquisition of the vessels GSL Vinia and GSL Christel Elisabeth. Both tranches were drawn on December 10, 2019, and were each repayable in 20 equal quarterly instalments of $375 each with a final balloon of $3,500 payable together with the final instalment.

12.       Long-Term Debt (continued)

s) $59.0 Million Hellenic Bank Credit Facility (continued)

This facility bore interest at LIBOR plus a margin of 3.90% per annum.

On June 24, 2022, the Hellenic Bank credit Facility was fully prepaid by the Company using a portion of the net proceeds from the private placement of $350,000 aggregate principal amount of its 2027 Secured Notes, pursuant to a note purchase agreement, dated June 14, 2022.

As of December 31, 2024, the outstanding balance of this facility was $nil.

t) Repayment Schedule

Maturities of long-term debt for the years subsequent to December 31, 2024, are as follows:

Payment due by year ended	Amount
December 31, 2025	145,278
December 31, 2026	157,069
December 31, 2027	208,604
December 31, 2028	41,450
December 31, 2029	33,450
December 31, 2030 and thereafter	105,248
$691,099

u) Deferred Financing Costs

	December 31, 2024	December 31, 2023
Opening balance	$10,750	$15,136
Expenditure in the period	3,120	1,140
Amortization included within interest expense	(6,828)	(5,526)
Closing balance	$7,042	$10,750

During 2024, total costs amounting to $2,625 were incurred in connection with 2024 Senior Secured Term Loan Facility (CACIB, ABN, BofA, First Citizens, CTBC) (see note 12a) and $495 in connection with the Minsheng Sale and Leaseback agreement (see Note 12l).

During 2023, total costs amounting to $1,140 were incurred in connection with the Macquarie Credit Facility (see note 12b).

During 2022, total costs amounting to $1,066 were incurred in connection with the Syndicated Senior Secured Credit facility (see note 12k), $1,180 in connection with E.SUN, MICB, Cathay, Taishin credit facility (see note 12d) and $7,409 in connection with the 2027 Secured Notes (see note 12c).
For the years ended December 31, 2024, 2023 and 2022, the Company recognized a total of $6,828, $5,526, and $11,233, respectively, in respect of amortization of deferred financing costs.

v) Debt covenants-securities

Amounts drawn under the facilities listed above are secured by first priority mortgages on certain of the Company’s vessels and other collateral. The credit facilities contain a number of restrictive covenants that limit the Company from, among other things: incurring or guaranteeing indebtedness; charging, pledging or encumbering the vessels; and changing the flag, class, management or ownership of the vessel owning entities. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. Additionally, specific credit facilities require compliance with a number of financial covenants including asset cover ratios and minimum liquidity and corporate guarantor requirements. Among other events, it will be an event of default under the credit facilities if the financial covenants are not complied with or remedied.

12.       Long-Term Debt (continued)

v) Debt covenants-securities (continued)

As of December 31, 2024, and December 31, 2023, the Company was in compliance with its debt covenants.